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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended June 30, 2010. These series have March 31 fiscal year end.

Date of reporting period: June 30, 2010

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.8%
AIRPORT 6.6%
Los Angeles, CA Arpt. RB, Ser. A, 5.25%, 05/15/2022	$2,000,000	$2,218,080
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	2,000,000	2,122,300
San Francisco, CA City & Cnty. Arpt. Commission RRB, Ser. 37-C, FRN, 0.40%, 05/01/2029, (SPA: Dexia SA)	3,000,000	3,000,000
Santa Barbara, CA Fin. Auth. RB, Arpt. Proj., 5.00%, 07/01/2039	6,685,000	6,738,012

		14,078,392

EDUCATION 3.0%
California Statewide CDA RB, Aspire Public Schools Proj., 5.20%, 07/01/2020	595,000	608,870
Pioneer, CA Elementary Sch. Dist. COP, 5.00%, 08/01/2029	2,635,000	2,714,366
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	3,107,430

		6,430,666

GENERAL OBLIGATION – LOCAL 21.0%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,274,571
Delano, CA Unified Sch. Dist. GO, Ser. B, 5.75%, 08/01/2035	5,510,000	5,865,450
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,617,585
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,351,098
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,344,084
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,373,120
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,148,680
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,257,551
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,093,657
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,825,986
5.00%, 08/01/2022	2,680,000	2,794,972
San Rafael, CA High Sch. Dist. GO, Election of 1999 Proj., Ser. B, 5.00%, 08/01/2027	1,705,000	1,759,270
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,637,044
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,119,901
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,071,990
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	339,066
Woodland, CA Unified Sch. Dist. GO:
3.00%, 08/01/2010	725,000	726,552
4.75%, 08/01/2026	4,930,000	5,182,810

		44,783,387

GENERAL OBLIGATION – STATE 3.1%
California GO:
5.60%, 03/01/2036	1,000,000	1,025,430
6.00%, 04/01/2038	2,000,000	2,122,720
Ser. B, 8.25%, 09/01/2010	175,000	177,240
California Pre-refunded GO:
5.25%, 04/01/2034	1,000,000	1,160,150
Ser. A, 5.00%, 09/01/2021	2,000,000	2,137,680

		6,623,220

HOSPITAL 8.9%
California Hlth. Facs. Fin. RB:
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	6,093,522
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,040,860
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,063,810
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,520,475
California Statewide CDA RB, Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	917,510
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,028,340
University of California RB, UCLA Med. Ctr., Ser. A, 5.25%, 05/15/2030	465,000	461,568
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,747,141

		18,873,226

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 8.3%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	$2,000,000	$2,023,360
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,300,000	2,256,599
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,331,809
California HFA RB:
Home Mtge., Ser. K, 5.60%, 08/01/2038	3,000,000	2,822,370
Ser. G, 5.50%, 08/01/2042	2,000,000	1,960,000
Ser. H, 5.75%, 08/01/2030	1,240,000	1,266,151
Ser. J, 5.75%, 08/01/2047	820,000	795,400
Ser. K, 5.30%, 08/01/2023	2,000,000	1,935,760
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,222,716
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,035,280

		17,649,445

INDUSTRIAL DEVELOPMENT REVENUE 8.2%
California Infrastructure & EDRB:
Bay Area Toll Bridges Proj., 5.00%, 07/01/2033	3,000,000	3,520,440
David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,911,680
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,573,475
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,008,980
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	5,000,000	5,012,600
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,481,055

		17,508,230

LEASE 5.1%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,620,000	1,564,483
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,343,375
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,295,524
Ser. B, 5.25%, 06/01/2034	2,690,000	2,678,998
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	2,038,780

		10,921,160

MISCELLANEOUS REVENUE 8.4%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 ¤	3,000,000	2,542,740
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,417,448
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,926,040
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Proposition 1A, 5.00%, 07/01/2020	4,000,000	4,620,240
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	2,000,000	1,885,740
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,290,100
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	2,000,000	2,226,760

		17,909,068

PORT AUTHORITY 2.8%
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	470,295
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	105,000	127,132
Richmond, CA Joint Powers Fin. Auth. RB, Point Potrero Proj., Ser. A, 6.25%, 07/01/2024	5,000,000	5,432,800

		6,030,227

PRE-REFUNDED 0.1%
California State Dept. of Water Reserve RRB, Central Valley Proj., Ser. W, 5.125%, 12/01/2029	45,000	48,053
Northern California Pub. Power Agcy. RRB, Hydro Elec. Proj. No. 1, Ser. A, 7.50%, 07/01/2023	50,000	67,803

		115,856

RESOURCE RECOVERY 4.4%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	9,467,173

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 6.8%
Compton, CA Redev Agcy. RB, Tax Proj., Ser. A, 5.00%, 08/01/2020	$1,140,000	$1,131,484
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,015,060
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	4,556,450
Milpitas, CA Redev. Agcy. RB, Tax Proj., 3.25%, 09/01/2010	1,000,000	1,002,490
San Francisco, CA City & Cnty. Redev Fin. Auth., Tax Allocation Mission, Ser. D, 6.625%, 08/01/2039	1,000,000	1,060,030
South Orange, CA Pub. Fin. Auth. RB, Foothill Area Proj., Ser. C, 6.50%, 08/15/2010, (Insd. by FGIC)	300,000	301,749
Union City, CA Redev. Agcy. RB, Tax Proj., 5.25%, 10/01/2033	5,440,000	5,460,944

		14,528,207

TRANSPORTATION 6.0%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
5.80%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,049,560
5.85%, 01/15/2023, (Insd. by MBIA) †	3,000,000	3,014,970
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	4,000,000	3,767,640
San Joaquin Hills, CA Trans. Corridor Agcy. RB:
0.00%, 01/01/2022 ¤	2,000,000	1,301,520
0.00%, 01/01/2024 ¤	3,000,000	1,738,890

		12,872,580

UTILITY 2.9%
Northern California Gas Auth. No. 1 RB, Gas Proj., Ser. 2007B, FRN, 0.83%, 07/01/2019	2,000,000	1,472,500
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,745,805

		6,218,305

WATER & SEWER 1.2%
East Bay, CA Water Sys. RB, Ser. A-3, FRN, 0.40%, 06/01/2038, (SPA: Dexia Credit Local)	300,000	300,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,258,788
Southern California Waterworks RB, Ser. C-1, FRN, 0.23%, 07/01/2036, (LOC: Lloyds TSB Group plc)	1,000,000	1,000,000

		2,558,788

Total Municipal Obligations (cost $201,837,101)		206,567,930

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Wells Fargo Advantage California Tax-Free Money Market Trust, 0.26% q ° (cost $4,025,876)	4,025,876	4,025,876

Total Investments (cost $205,862,977) 98.7%		210,593,806
Other Assets and Liabilities 1.3%		2,815,892

Net Assets 100.0%		$213,409,698

*

Effective as of the close of business on July 9, 2010, Wells Fargo Advantage California Tax-Free Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage California Tax-Free Fund.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of June 30, 2010:

California	97.0%
U.S. Virgin Islands	1.1%
Non-state specific	1.9%

100.0%

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $205,862,977. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,788,557 and $2,057,728, respectively, with a net unrealized appreciation of $4,730,829.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$206,567,930	$0	$206,567,930
Short-term investments	4,025,876	0	0	4,025,876

	$4,025,876	$206,567,930	$0	$210,593,806

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 3.4%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,761,195
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,003,780
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,686,431
5.50%, 07/01/2017	1,250,000	1,295,550

		11,746,956

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,126,200

CONTINUING CARE RETIREMENT COMMUNITY 7.3%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	6,000,000	5,172,480
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,157,617
5.00%, 12/15/2015	1,085,000	1,099,235
5.125%, 12/15/2020	2,150,000	1,934,140
Ser. B, 4.65%, 12/15/2029	4,625,000	4,597,111
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,552,260
5.00%, 11/15/2017	2,360,000	2,412,841
5.00%, 11/15/2022	6,000,000	5,880,420
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	988,260

		24,794,364

EDUCATION 23.8%
Adams Cnty., PA Indl. Dev. Auth. RRB, Gettysburg College, 5.00%, 08/15/2026	1,325,000	1,391,542
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	5,000,000	5,001,050
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,549,159
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 9.81%, 12/01/2025 ‡	3,230,000	3,423,251
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	880,000	871,649
6.25%, 12/15/2027	2,370,000	2,272,854
Cumberland Cnty., PA Muni. Auth. RB, Dickinson College, Ser. HH1, 5.00%, 11/01/2039	1,200,000	1,174,608
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,027,040
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	1,000,000	1,016,050
Ser. A, 5.25%, 04/15/2014	1,000,000	1,093,240
Latrobe, PA IDA RB, St. Vincent College Proj., 5.375%, 05/01/2024	3,500,000	3,500,665
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College, 5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,220,959
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	4,800,000	4,951,776
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.625%, 04/01/2040	2,875,000	2,912,404
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	5,210,000	4,954,137
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ., 5.00%, 03/01/2040	2,000,000	2,053,900
Widener Univ.:
5.25%, 07/15/2024	2,000,000	2,024,580
5.40%, 07/15/2036	4,500,000	4,499,865
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	3,080,898
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	5,348,752
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,524,443
Pennsylvania State Univ. RB:
5.00%, 03/01/2040	3,000,000	3,164,520
Ser. A, 5.00%, 03/01/2023, (Insd. by GO of Univ.)	3,000,000	3,354,540

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Philadelphia, PA IDA RB:
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	$860,000	$860,447
5.625%, 08/15/2025	3,540,000	3,315,422
Ser. A, 5.30%, 09/15/2027	5,150,000	4,613,164
Red Lion, PA Area Sch. Dist., GO, 5.00%, 05/01/2023	2,495,000	2,717,853
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2027	2,600,000	2,491,970
5.00%, 03/01/2037	5,000,000	4,541,800

		80,952,538

ELECTRIC REVENUE 2.1%
Puerto Rico Elec. Power Auth. RB, Ser. XX, 5.25%, 07/01/2040	3,000,000	3,006,930
Puerto Rico Elec. Power Auth. RRB, Ser. UU, FRN, 0.72%, 07/01/2029	6,000,000	4,080,000

		7,086,930

GENERAL OBLIGATION – LOCAL 7.7%
Berks Cnty., PA Refunding GO:
5.00%, 11/15/2021	5,000,000	5,603,400
5.00%, 11/15/2022	5,000,000	5,556,650
Central Bucks Sch. Dist., PA Refunding GO, 5.00%, 05/15/2025, (Insd. by State Aid Withholding)	6,400,000	6,931,776
Downingtown Sch. Dist., PA Refunding GO, Ser. AA, 5.00%, 11/01/2018, (Insd. by State Aid Withholding)	4,000,000	4,686,080
Philadelphia, PA Sch. Dist. Refunding GO, Ser. 2010C, 5.00%, 09/01/2018	3,000,000	3,267,570

		26,045,476

GENERAL OBLIGATION – STATE 1.4%
Pennsylvania GO, Second Refunding Series of 2009, 5.00%, 07/01/2019	4,000,000	4,699,480

HOSPITAL 15.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	7,800,000	8,555,040
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A-1, FRN, 0.95%, 02/01/2021	4,000,000	3,615,000
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	1,805,000	1,958,714
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,210,000	2,532,572
Lycoming Cnty., PA Hlth. Sys. Auth. RRB, Susquehanna Hlth. Sys. Proj. A, 5.75%, 07/01/2039	2,500,000	2,529,750
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,380,752
5.125%, 01/01/2037	1,250,000	1,181,675
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	7,000,000	7,086,870
Montgomery Cnty., PA Indl. Dev. Auth. RB, New Regl. Med. Ctr. Proj., 5.00%, 08/01/2020, (Insd. by FHA)	985,000	1,038,436
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A, 5.50%, 07/01/2022	4,400,000	4,449,764
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,169,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	1,130,000	1,093,987
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018	6,850,000	6,876,509
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,461,296
6.25%, 06/01/2022	1,750,000	1,807,662
Westmoreland Cnty., PA IDA RB, Excela Hlth. Proj., 5.125%, 07/01/2030	1,000,000	991,970

		53,728,997

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 2.3%
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 106-B, 4.50%, 10/01/2024	$5,010,000	$5,096,773
Ser. 108-B:
4.50%, 10/01/2024	1,825,000	1,830,365
4.75%, 10/01/2028	1,025,000	1,030,269

		7,957,407

INDUSTRIAL DEVELOPMENT REVENUE 6.9%
Allegheny Cnty., PA IDA RRB, Env. Impt., U.S. Steel Corp., 6.75%, 11/01/2024	5,000,000	5,314,850
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	6,000,000	5,760,000
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	7,500,000	7,871,175
7.00%, 11/01/2021	1,500,000	1,515,915
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 4.25%, 10/01/2019	3,000,000	3,017,790

		23,479,730

LEASE 2.9%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,313,400
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,037,721
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,558,937

		9,910,058

MISCELLANEOUS REVENUE 8.0%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	10,000,000	10,529,000
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,218,880
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	995,070
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,343,603
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,051,840
5.50%, 04/15/2022	500,000	515,795
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,577,625
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RRB:
Ser. AA-1, 4.95%, 07/01/2026, (Insd. by AGM) #	2,000,000	2,020,440
Ser. X, FSA, 5.50%, 07/01/2013, (Insd. by AGM-CR)	1,500,000	1,597,845
York, PA Sewer Auth. RB:
5.00%, 12/01/2022, (Insd. by Assured Guaranty Corp.)	1,480,000	1,549,619
5.00%, 12/01/2023, (Insd. by Assured Guaranty Corp.)	1,650,000	1,714,301

		27,114,018

PRE-REFUNDED 2.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,105,960
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,474,388
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,642,876
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth., ETM, 5.375%, 05/15/2028	1,620,000	1,704,094

		9,927,318

RESOURCE RECOVERY 3.0%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,463,800
Ser. G, 5.125%, 12/01/2015	1,600,000	1,542,400
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	7,000,000	6,162,170

		10,168,370

SPECIAL TAX 1.8%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A-1, 5.00%, 10/01/2039	2,000,000	1,934,220
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. B, 5.00%, 10/01/2025	4,000,000	4,044,000

		5,978,220

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 5.8%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	$2,000,000	$2,111,500
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	4,078,877
Ser. C, 6.25%, 06/01/2038, (Insd. by Assured Guaranty Corp.)	12,000,000	13,727,880

		19,918,257

WATER & SEWER 2.9%
Pennsylvania EDFA Water Facs. RB, Aqua Pennsylvania, Inc., Ser. A, 5.00%, 10/01/2039	5,000,000	5,133,800
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,834,268

		9,968,068

Total Municipal Obligations (cost $333,777,946)		334,602,387

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Wells Fargo Advantage National Tax-Free Money Market Fund, 0.20% q ° ## (cost $6,222,682)	6,222,682	6,222,682

Total Investments (cost $340,000,628) 100.1%		340,825,069
Other Assets and Liabilities (0.1%)		(477,449)

Net Assets 100.0%		$340,347,620

*

Effective as of the close of business on July 9, 2010, Wells Fargo Advantage Pennsylvania Tax-Free Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Pennsylvania Tax-Free Fund.

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CR	Custodial Receipts
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corporation
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2010:

Pennsylvania	91.7%
Puerto Rico	3.1%
U.S. Virgin Islands	1.8%
South Carolina	1.0%
Nevada	0.3%
Florida	0.3%
Non-state specific	1.8%

100.0%

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND* SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

At June 30, 2010, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$1,615,000	4.56%	$3,423,251

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $340,119,251. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,124,357 and $8,418,539, respectively, with a net unrealized appreciation of $705,818.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$334,602,387	$0	$334,602,387
Short-term investments	6,222,682	0	0	6,222,682

	$6,222,682	$334,602,387	$0	$340,825,069

5

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: August 27, 2010